Accumulated Other Comprehensive Income (Loss) - Schedule Of Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	₩ 496,922		₩ 2,152,644
Changes except for reclassification	(1,248,492)		(2,328,534)
Reclassification to profit or loss	77,021		(123,183)
Transfer within equity	(12,265)		3,649
Tax effect	219,358		792,346
Ending	(467,456)	$ (323,600)	496,922
Remeasurements of net defined benefit liabilities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(247,241)		(161,295)
Changes except for reclassification	38,406		(117,022)
Reclassification to profit or loss	0		0
Transfer within equity	0		0
Tax effect	(9,791)		31,076
Ending	(218,626)		(247,241)
Currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	809,089		261,752
Changes except for reclassification	(43,718)		560,256
Reclassification to profit or loss	(5,276)		0
Transfer within equity	0		0
Tax effect	1,632		(12,919)
Ending	761,727		809,089
Gains (losses) on financial instruments at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(1,518,990)		(2,735,499)
Changes except for reclassification	(2,457,981)		1,462,875
Reclassification to profit or loss	(88,610)		171,410
Transfer within equity	(12,265)		3,649
Tax effect	680,947		(421,425)
Ending	(3,396,899)		(1,518,990)
Share of other comprehensive income (loss) of associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(3,153)		(3,318)
Changes except for reclassification	3,408		336
Reclassification to profit or loss	0		(1)
Transfer within equity	0		0
Tax effect	(1,390)		(170)
Ending	(1,135)		(3,153)
Gains (losses) on cash flow hedging instruments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	108,318		73,555
Changes except for reclassification	(464,646)		341,856
Reclassification to profit or loss	169,361		(294,592)
Transfer within equity	0		0
Tax effect	29,455		(12,501)
Ending	(157,512)		108,318
Gains (losses) on hedging instruments of net investments in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(316,109)		(129,401)
Changes except for reclassification	46,601		(253,679)
Reclassification to profit or loss	1,546		0
Transfer within equity	0		0
Tax effect	(8,516)		66,971
Ending	(276,478)		(316,109)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(17,314)		(11,800)
Changes except for reclassification	(4,803)		(7,493)
Reclassification to profit or loss	0		0
Transfer within equity	0		0
Tax effect	1,581		1,979
Ending	(20,536)		(17,314)
Finance gains or losses on insurance contract assets (liabilities)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	1,682,322		4,858,650
Changes except for reclassification	1,634,241		(4,315,663)
Reclassification to profit or loss	0		0
Transfer within equity	0		0
Tax effect	(474,560)		1,139,335
Ending	₩ 2,842,003		₩ 1,682,322